Concentrations	6 Months Ended
Jun. 30, 2025
Concentrations [Abstract]
CONCENTRATIONS

18. CONCENTRATIONS

Major customers are defined as customers that each individually account for greater than 10% of the Company’s annual revenues. For the six months ended June 30, 2025 and 2024, the Company had revenue from three and two, customers that accounted for approximately 91% and 38% of revenue, respectively. As of June 30, 2025 and December 31, 2024, the Company has accounts receivable consisting of 2 customers of 85% and 2 customers of 99%, respectively.